Accumulated Other Comprehensive Loss - Additional Information (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Scenario, Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount of comprehensive loss that is expected to be reclassified to net income	$ 130